Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 38,671	$ 33,392	$ 24,852
Stock-based compensation	2,724	2,531	3,637
Financing lease obligations	3,820	4,574	4,640
Tax credit carry forwards	3,210	2,577	2,106
Compensation	514	339	97
Derivative liability	0	703	0
Other	143	391	307
Gross deferred tax assets	49,082	44,507	35,639
Less valuation allowance	(45,369)	(39,898)	(30,888)
Net deferred tax assets	3,713	4,609	4,751
Fixed assets	(3,667)	(4,609)	(4,746)
Other	(46)	0	(5)
Gross deferred tax liabilities	(3,713)	(4,609)	(4,751)
Net deferred tax asset or liability	$ 0